S000033729 [Member] Expense Example - AB Emerging Markets Multi-Asset Portfolio	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,274
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303	[1]
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,522
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	719
Expense Example, with Redemption, 10 Years	1,624
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	$ 1,717

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.